Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	¥ 169,139	¥ 61,467
Cumulative translation adjustments:
Cumulative translation adjustments	(94,867)	174,096
Deferred income taxes	(1,380)	(1,293)
Total	(96,247)	172,803
Defined benefit pension plans:
Pension liability adjustment	(1,443)	993
Deferred income taxes	488	(224)
Total	(955)	769
Non-trading debt securities:
Net unrealized gain (loss) on non-trading debt securities	(39)
Deferred income taxes	12
Total	(27)
Own credit adjustments:
Own credit adjustments	13,358	(62,963)
Deferred income taxes	(4,100)	14,734
Total	9,258	(48,229)
Total other comprehensive income (loss)	(87,971)	125,343
Comprehensive income	81,168	186,810
Less: Comprehensive income attributable to noncontrolling interests	1,098	4,139
Comprehensive income attributable to NHI shareholders	¥ 80,070	¥ 182,671